Derivative Instruments and Hedging Activities - Location and Fair Value Amounts of Derivative Instruments (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Derivatives, Fair Value [Line Items]
Current portion of derivative assets	$ 1,453	$ 1,078
Derivative assets	19,164	6,172
Accrued liabilities	(67,977)	(45,757)
Current portion of derivative liabilities	(12,224)	(79,139)
Interest rate swap agreements
Derivatives, Fair Value [Line Items]
Accounts receivable/Advances to affiliates	161	0
Current portion of derivative assets	982	108
Derivative assets	6,842	1,130
Accrued liabilities	(1,872)	(4,101)
Current portion of derivative liabilities	(8,284)	(34,614)
Derivative liabilities	(22,580)	(35,629)
Interest rate swaption agreements
Derivatives, Fair Value [Line Items]
Accounts receivable/Advances to affiliates		0
Current portion of derivative assets		0
Derivative assets		0
Accrued liabilities		0
Current portion of derivative liabilities		(2)
Derivative liabilities		0
Cross-currency swap agreements
Derivatives, Fair Value [Line Items]
Accounts receivable/Advances to affiliates	0	0
Current portion of derivative assets	0	0
Derivative assets	12,322	5,042
Accrued liabilities	(588)	(810)
Current portion of derivative liabilities	(3,940)	(44,523)
Derivative liabilities	(8,297)	(10,168)
Toledo Spirit time-charter derivative
Derivatives, Fair Value [Line Items]
Accounts receivable/Advances to affiliates	1,689	678
Current portion of derivative assets	471	970
Derivative assets	0	0
Accrued liabilities	0	0
Current portion of derivative liabilities	0	0
Derivative liabilities	0	0
Derivative
Derivatives, Fair Value [Line Items]
Accounts receivable/Advances to affiliates	1,850	678
Current portion of derivative assets	1,453	1,078
Derivative assets	19,164	6,172
Accrued liabilities	(2,460)	(4,911)
Current portion of derivative liabilities	(12,224)	(79,139)
Derivative liabilities	$ (30,877)	$ (45,797)